Quarterly Report
March 31, 2020
MFS®  Strategic Income Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 81.9%
Aerospace – 0.7%
L3 Harris Technologies, Inc., 4.4%, 6/15/2028 (n)	$269,000	$286,349
Asset-Backed & Securitized – 31.3%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 4.819% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	$250,000	$187,020
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 3.444% (LIBOR - 3mo. + 1.65%), 7/25/2027 (n)	250,000	229,818
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 3.731% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	260,000	236,801
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.854% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	260,000	238,081
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 3.204% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	244,000	171,639
Arbor Realty Trust, Inc., CLO, 2020-FL1, “D”, 4.111%, 2/15/2035 (n)	232,000	159,046
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 3.354% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	271,000	191,808
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.069% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	250,000	230,823
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 3.404% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	248,157	222,071
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.804% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	250,000	214,406
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.804% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	200,000	186,409
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 3.054% (LIBOR - 1mo. + 2.35%), 3/15/2036 (n)	280,000	204,644
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 3.004% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	265,000	223,747
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.54% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	117,529	111,583
BDS Ltd., 2018-FL2, “C”, FLR, 2.65% (LIBOR - 1mo. + 1.85%), 8/15/2035 (n)	200,000	174,536
BSPRT Ltd., 2019-FL5, “C”, FLR, 2.704% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	245,000	199,843
Business Jet Securities LLC, 2018-1, “C”, 7.748%, 2/15/2033 (n)	45,641	32,951
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	110,227	100,307
Cent CLO LP, 2015-24A, “A2R”, FLR, 3.481% (LIBOR - 3mo. + 1.65%), 10/15/2026 (n)	305,000	282,975
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	215,000	213,941
CLNC Ltd., 2019-FL1, “C”, FLR, 3.15% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	265,000	222,219
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	134,719	139,840
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	363,556
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	640,254	4,680
Cutwater Ltd., 2015-IA, “BR”, FLR, 3.631% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	250,000	226,954
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	82,000	81,699
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	123,000	118,009
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 1.95% (LIBOR - 1mo. + 1.15%), 6/15/2035 (n)	260,000	222,085
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	40,000	36,445
Falcon Franchise Loan LLC, 10.305%, 1/05/2023 (n)	2,920	180
Figueroa CLO Ltd., 2014-1A, “DR”, FLR, 5.081% (LIBOR - 3mo. + 3.25%), 1/15/2027 (n)	250,000	208,596
Flagship CLO, 2014-8A, “BRR”, FLR, 3.242% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	259,587	240,209
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 3.731% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	260,000	226,001
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 3.371% (LIBOR - 3mo. + 1.68%), 11/15/2026 (n)	250,000	216,625
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (n)	260,000	256,700
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.048%, 11/10/2052	261,722	262,729
Hunt CRE Ltd., 2018-FL2, “D”, FLR, 3.454% (LIBOR - 1mo. + 2.75%), 8/15/2028 (n)	200,000	129,460
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 2.05% (LIBOR - 1mo. + 1.25%), 3/17/2037 (n)	130,000	111,823
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.65% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	183,760	166,775
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	134,136	142,311
KKR Real Estate Financial Trust, Inc., 2018-FL1, “D”, FLR, 3.35% (LIBOR - 1mo. + 2.55%), 6/15/2036 (n)	205,000	138,741
Lehman Brothers Commercial Conduit Mortgage Trust, 0.777%, 2/18/2030 (i)	4,485	0
LoanCore Ltd., 2018-CRE1, “C”, FLR, 3.254% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	260,000	221,815
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.654% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	243,500	205,499
LoanCore Ltd., 2019-CRE2, “D”, FLR, 3.154% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	209,000	162,033
Man GLG U.S. CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 4.281% (LIBOR - 3mo. + 2.45%), 10/15/2028	250,000	219,962
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 3.976% (LIBOR - 1mo. + 2.35%), 12/25/2034 (n)	259,000	196,852
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	187,518	196,012
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, FLR, 3.176% (LIBOR - 1mo. + 1.55%), 9/25/2023 (n)	269,000	260,323
Neuberger Berman CLO Ltd., 2015-19A, “A1R2”, FLR, 2.631% (LIBOR - 3mo. + 0.8%), 7/15/2027 (n)	248,607	240,399
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.419% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	250,000	223,817
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	212,000	204,392
NextGear Floorplan Master Owner Trust, 2018-1A, “B”, 3.57%, 2/15/2023 (n)	200,000	188,467

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 3.582% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	$250,000	$226,812
Parallel Ltd., 2015-1A, “DR”, FLR, 4.369% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	250,000	201,480
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 3.732% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	250,000	215,456
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	70,136	69,230
Securitized Term Auto Receivable Trust 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	115,810	114,581
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	251,247	262,569
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	162,798
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	197,844	205,346
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	126,000	124,108
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	260,000	268,186
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	510,000	537,841
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	167,746	175,172
West CLO Ltd., 2014-1A, “CR”, FLR, 4.819% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	260,000	229,337
Wind River CLO Ltd., 2012-1A, “CR2”, FLR, 3.881% (LIBOR - 3mo. + 2.05%), 1/15/2026 (n)	250,000	237,816
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 3.531% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	250,000	224,240
		$12,902,629
Automotive – 0.6%
Lear Corp., 3.5%, 5/30/2030	$300,000	$259,739
Broadcasting – 0.4%
Prosus N.V., 3.68%, 1/21/2030 (n)	$200,000	$180,807
Brokerage & Asset Managers – 1.6%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$217,000	$222,112
Raymond James Financial, 4.65%, 4/01/2030	134,000	139,393
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	304,000	307,699
		$669,204
Building – 0.5%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$90,000	$93,251
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	115,000	113,533
		$206,784
Business Services – 0.5%
Equinix, Inc., 2.9%, 11/18/2026	$209,000	$191,406
Cable TV – 1.1%
Comcast Corp., 4.15%, 10/15/2028	$240,000	$269,475
Time Warner Cable, Inc., 4.5%, 9/15/2042	183,000	171,831
		$441,306
Computer Software – 0.4%
Dell Investments LLC/EMC Corp., 5.3%, 10/01/2029 (n)	$149,000	$151,998
Computer Software - Systems – 0.8%
Apple, Inc., 4.25%, 2/09/2047	$250,000	$319,899
Conglomerates – 1.4%
United Technologies Corp., 4.125%, 11/16/2028	$271,000	$297,491
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	304,000	279,342
		$576,833
Consumer Products – 1.6%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$259,000	$267,683
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	401,000	397,320
		$665,003

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 2.7%
Booking Holdings, Inc., 3.55%, 3/15/2028		$270,000	$258,573
Expedia Group, Inc., 3.25%, 2/15/2030		300,000	251,128
Experian Finance PLC, 2.75%, 3/08/2030 (n)		245,000	233,828
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)		46,000	37,312
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)		132,000	95,833
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)		46,000	30,901
Visa, Inc., 2.7%, 4/15/2040		215,000	213,418
			$1,120,993
Electrical Equipment – 0.6%
Arrow Electronics, Inc., 3.875%, 1/12/2028		$277,000	$258,693
Electronics – 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028		$245,000	$226,828
Emerging Market Quasi-Sovereign – 1.3%
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		$200,000	$179,292
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		200,000	162,054
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		200,000	203,500
			$544,846
Emerging Market Sovereign – 2.4%
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		$197,000	$143,337
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	4,753,000	88,349
Republic of Colombia, 3%, 1/30/2030		$200,000	182,500
Republic of Montenegro, 2.55%, 10/03/2029 (n)	EUR	106,000	108,921
Republic of South Africa, 8%, 1/31/2030	ZAR	2,123,000	97,310
Republic of Turkey, 4.875%, 10/09/2026		$200,000	169,000
State of Qatar, 4%, 3/14/2029		200,000	213,856
			$1,003,273
Energy - Independent – 0.3%
Canadian Oil Sands Co., 4.5%, 4/01/2022 (n)		$118,000	$116,496
Energy - Integrated – 0.9%
Eni S.p.A., 4%, 9/12/2023 (n)		$200,000	$194,146
Eni S.p.A., 4.25%, 5/09/2029 (n)		200,000	193,574
			$387,720
Financial Institutions – 1.6%
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$195,000	$150,997
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		195,000	152,925
GE Capital International Funding Co., 4.418%, 11/15/2035		200,000	213,416
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		200,000	156,836
			$674,174
Food & Beverages – 0.9%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		$125,491	$128,020
Bacardi Ltd., 5.15%, 5/15/2038 (n)		115,000	120,078
Camposol S.A., 6%, 2/03/2027 (n)		150,000	118,875
			$366,973
Gaming & Lodging – 0.5%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030		$268,000	$225,334

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 1.3%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$200,000	$200,873
American International Group, Inc., 3.9%, 4/01/2026	229,000	235,853
American International Group, Inc., 4.7%, 7/10/2035	59,000	59,702
American International Group, Inc., 4.5%, 7/16/2044	53,000	53,745
		$550,173
Insurance - Property & Casualty – 2.8%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$310,000	$316,492
Aon Corp., 4.5%, 12/15/2028	276,000	305,572
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	283,000	306,755
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	187,000	203,837
		$1,132,656
Machinery & Tools – 0.8%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$174,000	$169,973
CNH Industrial Capital LLC, 3.85%, 11/15/2027	145,000	139,632
		$309,605
Major Banks – 6.2%
Bank of America Corp., 4.125%, 1/22/2024	$136,000	$143,735
Bank of America Corp., 3.248%, 10/21/2027	531,000	544,017
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	61,000	65,945
Barclays PLC, 4.375%, 1/12/2026	200,000	201,000
JPMorgan Chase & Co., 3.125%, 1/23/2025	165,000	171,161
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	330,000	368,371
PNC Financial Services Group, Inc., 2.55%, 1/22/2030	216,000	208,909
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	215,000	225,325
Wells Fargo & Co., 3.196% to 6/17/2026, FLR (LIBOR - 3mo. + 1.17%) to 6/17/2027	317,000	326,648
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	294,000	281,230
		$2,536,341
Medical & Health Technology & Services – 2.4%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$202,154
Berks County, PA, Industrial Development Authority (Tower Health Project), 4.451%, 2/01/2050	270,000	258,802
Cigna Corp., 3.2%, 3/15/2040	179,000	165,629
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	89,000	103,279
Toledo Hospital, 5.325%, 11/15/2028	239,000	251,344
		$981,208
Medical Equipment – 0.6%
Abbott Laboratories, 4.75%, 11/30/2036	$205,000	$261,218
Metals & Mining – 0.6%
Newmont Corp., 2.25%, 10/01/2030	$281,000	$261,093
Midstream – 1.1%
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	$263,000	$196,474
MPLX LP, 4.5%, 4/15/2038	309,000	241,281
		$437,755
Mortgage-Backed – 0.2%
Fannie Mae, 6.5%, 4/01/2032	$15,994	$18,262
Fannie Mae, 3%, 2/25/2033	58,908	6,461
Fannie Mae, 5.5%, 9/01/2034	9,725	10,972
Ginnie Mae, 3%, 9/20/2047	44,997	47,644
		$83,339

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 2.5%
Bridgeview, IL, Stadium and Redevelopment Projects, 5.14%, 12/01/2036	$195,000	$180,016
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, 3.607%, 8/15/2040	270,000	260,785
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	177,000	211,159
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	350,000	326,151
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	5,000	3,538
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	75,000	52,219
		$1,033,868
Other Banks & Diversified Financials – 1.8%
Bank Leumi le-Israel B.M., 3.275%, 1/29/2031 (n)	$200,000	$185,808
BBVA USA, 2.875%, 6/29/2022	250,000	243,755
JSC Kazkommertsbank, 5.5%, 12/21/2022	72,530	71,203
Truist Financial Corp. , 1.5%, 3/10/2025	250,000	241,492
		$742,258
Pharmaceuticals – 0.4%
Allergan Funding SCS, 3.8%, 3/15/2025	$179,000	$183,268
Railroad & Shipping – 0.5%
Lima Metro Line 2 Finance Ltd., 4.35%, 4/05/2036 (n)	$200,000	$188,500
Real Estate - Apartment – 0.6%
Mid-America Apartments, 2.75%, 3/15/2030	$259,000	$239,566
Real Estate - Retail – 0.5%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	$259,000	$223,642
Retailers – 0.6%
Home Depot, Inc., 2.5%, 4/15/2027	$250,000	$251,961
Supranational – 0.9%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$340,000	$363,174
Telecommunications - Wireless – 1.4%
American Tower Corp., REIT, 3.55%, 7/15/2027	$248,000	$246,959
American Tower Corp., REIT, 3.6%, 1/15/2028	125,000	124,241
Crown Castle International Corp., 4.15%, 7/01/2050	200,000	197,800
		$569,000
Tobacco – 0.5%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$231,000	$219,654
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 6.35%, 4/01/2021	$879	$887
Small Business Administration, 4.77%, 4/01/2024	13,752	14,290
Small Business Administration, 4.99%, 9/01/2024	9,198	9,630
Small Business Administration, 4.86%, 1/01/2025	11,904	12,493
Small Business Administration, 4.625%, 2/01/2025	16,266	17,049
Small Business Administration, 5.11%, 8/01/2025	12,972	13,747
		$68,096
U.S. Treasury Obligations – 1.0%
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	$319,000	$398,862
Utilities - Electric Power – 2.3%
AEP Transmission Co. LLC, 3.65%, 4/01/2050	$46,000	$47,378
Berkshire Hathaway Energy, 3.7%, 7/15/2030 (n)	175,000	187,577
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	280,000	283,998

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
FirstEnergy Corp., 4.85%, 7/15/2047	$190,000	$207,688
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)	200,000	141,099
Xcel Energy, Inc., 3.4%, 6/01/2030	84,000	85,075
		$952,815
Total Bonds		$33,765,339
Common Stocks – 0.0%
Energy - Independent – 0.0%
Frontera Energy Corp.	1,188	$2,934
Investment Companies (h) – 21.1%
Bond Funds – 20.5%
MFS High Yield Pooled Portfolio (v)	1,019,838	$8,434,063
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 1.28% (v)	241,450	$241,498
Total Investment Companies		$8,675,561

Other Assets, Less Liabilities – (3.0)%		(1,216,922)
Net Assets – 100.0%		$41,226,912
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,675,561 and $33,768,273, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,710,141, representing 35.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
IDR	Indonesian Rupiah
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 3/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	219,890	USD	240,900	Deutsche Bank AG	5/22/2020	$2,086
USD	225,031	IDR	3,135,441,240	JPMorgan Chase Bank N.A.	4/13/2020	32,978
USD	130,364	ZAR	2,017,486	Barclays Bank PLC	5/22/2020	18,355
						$53,419
Liability Derivatives
EUR	5,000	USD	5,576	Morgan Stanley Capital Services, Inc.	5/22/2020	$(51)
IDR	3,055,216,848	USD	214,590	JPMorgan Chase Bank N.A.	4/13/2020	(27,452)
USD	369,354	EUR	337,854	Goldman Sachs International	5/22/2020	(3,984)
						$(31,487)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	18	$3,966,891	June – 2020	$56,957
U.S. Treasury Ultra Bond	Long	USD	12	2,662,500	June – 2020	213,996
						$270,953
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	28	$4,368,875	June – 2020	$(190,164)
At March 31, 2020, the fund had liquid securities with an aggregate value of $130,036 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,934	$—	$—	$2,934
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	466,958	—	466,958
Non - U.S. Sovereign Debt	—	1,911,293	—	1,911,293
Municipal Bonds	—	1,033,868	—	1,033,868
U.S. Corporate Bonds	—	12,791,820	—	12,791,820
Residential Mortgage-Backed Securities	—	361,937	—	361,937
Commercial Mortgage-Backed Securities	—	4,917,643	—	4,917,643
Asset-Backed Securities (including CDOs)	—	7,706,388	—	7,706,388
Foreign Bonds	—	4,575,432	—	4,575,432
Mutual Funds	8,675,561	—	—	8,675,561
Total	$8,678,495	$33,765,339	$—	$42,443,834
Other Financial Instruments
Futures Contracts – Assets	$270,953	$—	$—	$270,953
Futures Contracts – Liabilities	(190,164)	—	—	(190,164)
Forward Foreign Currency Exchange Contracts – Assets	—	53,419	—	53,419
Forward Foreign Currency Exchange Contracts – Liabilities	—	(31,487)	—	(31,487)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$5,079,021	$7,314,596	$3,219,632	$(244,768)	$(495,154)	$8,434,063
MFS Institutional Money Market Portfolio	48,852	13,643,436	13,451,483	693	—	241,498
	$5,127,873	$20,958,032	$16,671,115	$(244,075)	$(495,154)	$8,675,561
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$69,398	$—
MFS Institutional Money Market Portfolio	8,652	—
	$78,050	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.